DESCRIPTION OF PLAN - Forfeited Accounts (Details) - Needham Bank 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PLAN TERMINATION
Forfeited unvested accounts	$ 164,117	$ 119,717
Reduction in employer contribution from forfeited unvested accounts	$ 116,838